Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 2,262			$ 2,883
Work in process	4,701			3,908
Raw materials and supplies	546			788
Inventories	7,508	[1]	$ 7,567	7,578	[1]
Noncurrent inventories not included above	618			$ 683
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reclassification to assets held for sale	$ 538

[1]	Amounts may not add due to rounding.